Shareholder Fees {- Fidelity Short Duration High Income Fund}	Jun. 29, 2022 USD ($)
04.30 Fidelity Short Duration High Income Fund Retail PRO-11 | Fidelity Short Duration High Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none